Property, Equipment and Software, net (Tables)	12 Months Ended
Dec. 31, 2021
Property, Equipment, net
Property, Equipment And Software
	December 31,
	2021	2020
Machinery and equipment	$938,047	$-
Furniture and fixture	47,960	107,549
Construction in process	232,729	-
Total cost	1,218,736	107,549
Less: accumulated depreciation	(31,034)	(104,300)
Property and equipment, net	$1,187,702	$3,249